Note 19 - Marketable Securities - Changes in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of the Period	$ 123,113
Balance at the end the Period	162,420	$ 123,113
Less non-current portion		(22,864)
Current portion		33,002
Trading securities [member]
Statement Line Items [Line Items]
Balance at beginning of the Period	55,866	60,264
Additions		631
Withdrawal	(55,874)	(5,002)
Net gain / (loss) transfer to equity	8	(27)
Balance at the end the Period	0	55,866
Less non-current portion		(22,864)
Current portion		$ 33,002